Right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2024
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Summary of Closing Balances of Right-of-use Assets and Depreciation and Amortization Expenses

	Tangible						Intangible
			Network			Tangible	Right of		Intangible
	Site Rent	Building	equipment	Vehicles	Other	Total	way	License	Total	Total
Balance at 1 January 2024	5,581,357	1,839,066	296,117	208,800	324,113	8,249,453	608,681	1,080	609,761	8,859,214
Depreciation and amortization charge for the year	(2,370,122)	(586,709)	(1,270,748)	(316,959)	(303,557)	(4,848,095)	(146,913)	(129,730)	(276,643)	(5,124,738)
Balance at 31 December 2024	5,216,199	1,890,705	251,298	1,580,773	488,143	9,427,118	718,028	28,726	746,754	10,173,872

	Tangible						Intangible
			Network			Tangible	Right of		Intangible
	Site Rent	Building	equipment	Vehicles	Other	Total	way	License	Total	Total
Balance at 1 January 2023	6,703,258	1,647,369	327,389	433,893	485,478	9,597,387	520,448	1,510,871	2,031,319	11,628,706
Depreciation and amortization charge for the year	(3,078,463)	(453,882)	(1,454,769)	(257,664)	(400,579)	(5,645,357)	(115,299)	(244,734)	(360,033)	(6,005,390)
Balance at 31 December 2023	5,581,357	1,839,066	296,117	208,800	324,113	8,249,453	608,681	1,080	609,761	8,859,214